Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 173,259	$ 92,966	$ 344,008	$ 217,807	$ 633,489	$ 277,038
Operating expenses
Contract labor	131,701	121,730	278,216	248,869	512,911	176,773
General and administrative	936,205	754,963	1,882,404	1,277,002	3,021,547	2,183,155
Management compensation	1,797,663	942,810	2,532,794	1,805,377	3,503,059	2,848,307
Total operating expenses	2,865,569	1,819,503	4,693,414	3,331,248	7,037,517	5,208,235
Loss from operations	(2,692,310)	(1,726,537)	(4,349,406)	(3,113,441)	(6,404,028)	(4,931,197)
Other income
Interest income	28,841		62,883		10,096
Interest expense	(1,142)		(2,306)
Total other income	27,699		60,577		10,096
Loss before income tax	(2,664,611)	(1,726,537)	(4,288,829)	(3,113,441)	(6,393,932)	(4,931,197)
Income taxes credit
Net loss	(2,664,611)	(1,726,537)	(4,288,829)	(3,113,441)	(6,393,932)	(4,931,197)
Dividend on Series A Preferred Stock			(35,195)		(54,110)
Net loss attributable to common stockholders	$ (2,664,611)	$ (1,726,537)	$ (4,324,024)	$ (3,113,441)	$ (6,448,042)	$ (4,931,197)
Loss per share of common stock – basic (in Dollars per share)	$ (0.17)	$ (0.58)	$ (0.3)	$ (1.07)	$ (1.7)	$ (1.85)
Loss per share of common stock - diluted (in Dollars per share)	$ (0.17)	$ (0.58)	$ (0.3)	$ (1.07)	$ (1.7)	$ (1.85)
Weighted average number of shares of common stock outstanding - basic (in Shares)	15,591,759	2,960,126	14,380,325	2,897,504	3,788,525	2,663,477
Weighted average number of shares of common stock outstanding - diluted (in Shares)	15,591,759	2,960,126	14,380,325	2,897,504	3,788,525	2,663,477